Schedule of Mining Interests (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Extractive Industries [Abstract]
Contract purchase price		$ 7,700,000
Less: Credit by seller for prior maintenance payments		(300,000)
Net present value of water treatment cost recovery liability assumed (note 8)		6,402,425
Closing costs capitalized		2,638
Mine acquisition costs - legal		442,147
Carrying cost of mine – January 7, 2022		14,247,210
Capitalized mining costs – 2022		1,447,435
Carrying cost of mine - total		15,694,645
Bunker Hill Mine and Mining interests	$ 14,247,210	14,247,210
Capitalized development	1,517,526	1,447,435
Pend Oreille plant asset, net	$ 15,764,736	$ 15,694,645